SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating activities:
Net income	$ 114,717	¥ 796,482	¥ 439,380	¥ 302,391
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	7,984	55,436	52,535	31,937
Investment income	(16,817)	(116,763)	(2,767)	(3,037)
Changes in operating assets and liabilities:
Deferred revenue	2,813	19,529	216,805	253,562
Other current assets	(5,878)	(40,813)	(15,518)	(42,369)
Salary and welfare payable	8,738	60,669	24,532	38,813
Accrued expenses and other current liabilities	29,145	202,351	121,502	58,995
Net cash provided by operating activities	294,924	2,047,656	1,749,673	1,454,015
Investing activities:
Purchase of long-term investments	(42,219)	(293,125)	(105,707)	(191,064)
Purchase of short-term investments			(434,811)	(75,210)
Net cash provided by (used in) investing activities	26,466	183,762	(1,550,357)	(1,063,186)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	1,759	12,206	22,619	20,985
Payment of share repurchase			(107,331)
Proceeds from short-term debt	40,576	281,719	589,376	300,000
Repayment of short-term debt	(47,898)	(332,555)	(283,516)	(300,000)
Dividend paid	(39,790)	(276,261)
Net cash provided by (used in) financing activities	(35,654)	(247,549)	232,281	21,683
Effect of exchange rate changes on cash and cash equivalents	1,916	13,300	(2,624)	(1,082)
Net increase (decrease) in cash and cash equivalents	287,652	1,997,169	428,973	411,430
Cash and cash equivalents at the beginning of the year	178,286	1,237,838	808,865	397,435
Cash and cash equivalents at the end of the year	465,938	3,235,007	1,237,838	808,865
Parent Company
Operating activities:
Net income	115,888	804,615	436,600	307,348
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	7,984	55,436	52,535	31,937
Income in investment in subsidiaries	(113,813)	(790,201)	(489,196)	(340,445)
Investment income	(7,363)	(51,123)
Changes in operating assets and liabilities:
Deferred revenue			(364)	(1,450)
Other current assets	112	776	2,312	1,477
Salary and welfare payable	(4)	(25)	(86)	111
Accrued expenses and other current liabilities	(2,393)	(16,618)	15,463	4,943
Net cash provided by operating activities	411	2,860	17,264	3,921
Investing activities:
Investment in subsidiaries			(168,709)
Receipt of investment in subsidiaries	34,025	236,238		8,876
Purchase of long-term investments	(6,893)	(47,859)
Proceeds from sale of long-term investments	554	3,845
Purchase of short-term investments			(271,630)
Proceeds from sale of short-term investments	48,565	337,189
Net cash provided by (used in) investing activities	76,251	529,413	(440,339)	8,876
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	1,759	12,206	22,619	20,985
Payment of share repurchase			(107,331)
Proceeds of advances from subsidiaries			222,403
Proceeds from short-term debt	40,576	281,719	489,376
Repayment of short-term debt	(47,898)	(332,555)	(183,516)
Dividend paid	(39,790)	(276,261)
Net cash provided by (used in) financing activities	(45,353)	(314,891)	443,551	20,985
Effect of exchange rate changes on cash and cash equivalents	5,132	35,629	5,800	(215)
Net increase (decrease) in cash and cash equivalents	36,441	253,011	26,276	33,567
Cash and cash equivalents at the beginning of the year	17,431	121,025	94,749	61,182
Cash and cash equivalents at the end of the year	$ 53,872	¥ 374,036	¥ 121,025	¥ 94,749